MERGER WITH HWH INTERNATIONAL INC. (A NEVADA CORPORATION) (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF RESTATED CONSOLIDATED STATEMENT OF OPERATIONS AND BALANCE SHEETS

Consolidated Statement of Operations and Other Comprehensive Loss for the six Months Ended on June 30, 2023

	As SPAC previously booked	Merger with HWH-NV	As restated
	USD	USD	USD

Revenue
-Membership	$-	$12,583	$12,583
-Non-membership	-	383,177	383,177
Total revenue	$-	$395,760	$395,760

Cost of revenue
-Membership	$-	$(12,690)	$(12,690)
-Non-membership	-	(138,699)	(138,699)
Total cost of revenue	$-	$(151,389)	$(151,389)

Gross profit	$-	$244,371	$244,371

Operating expenses:
General and administrative expenses	$(392,608)	$(926,249)	$(1,318,857)
Total operating expenses	$(392,608)	$(926,249)	$(1,318,857)

Other income (expenses)
Other income	$1,474,398	$100,006	$1,574,404
Unrealized gain on related party transactions	-	2,521	2,521
Loss on equity method investment, related party	-	(63,645)	(63,645)
Total other income	$1,474,398	$38,882	$1,513,280

Income (loss) before provision for income taxes	$1,081,790	(642,966)	438,794

Provision for income taxes	(329,880)	-	(329,880)

Net income (loss)	$751,910	$(642,996)	$108,914

Less: Net profit attributable to Non-Controlling Interests	-	2,200	2,200
Net income (loss) attributable to the common shareholders	$751,910	$(645,196)	$106,714

Other comprehensive (loss) income:
Foreign exchange translation adjustment	-	74,355	74,355
Total Other comprehensive income, net of tax	$-	$74,355	$74,355

Comprehensive income (loss):	$751,910	$(570,841)	$181,069

Consolidated Balance Sheet as of December 31, 2023

	As SPAC previously booked	Merger with HWH-NV	As restated
	USD	USD	USD
ASSETS

Current Assets
Cash	$280,398	$878,803	$1,159,201
Account receivable, net	-	28,611	28,611
Inventory	-	1,977	1,977
Other receivables, net	-	41,203	41,203
Prepaid expenses	100,000	6,862	106,862
Total Current Assets	$380,398	$957,456	$1,337,854

Non-Current Assets
Property and equipment, net	$-	$129,230	$129,230
Cash and marketable securities held in Trust Account	21,346,768	-	21,346,768
Deposits	-	298,324	298,324
Operating lease right-of-use assets, net	-	598,508	598,508
Total Non-Current Assets	$21,346,768	$1,026,062	$22,372,830

TOTAL ASSETS	$21,727,166	$1,983,518	$23,710,684

LIABILITIES AND STOCKHOLDERS’ EQUITY

Current Liabilities
Accounts payable and accrued expenses	$30,156	$137,199	$167,355
Accrued commissions	-	85,206	85,206
Due to related parties, net	205,305	2,118,495	2,323,800
Operating lease liabilities - current	-	429,687	429,687
Deferred underwriting fee payable	3,018,750	-	3,018,750
Total Current Liabilities	$3,254,211	$2,770,587	$6,024,798

Non-Current Liabilities
Operating lease liabilities - Non-current	$-	$182,380	$182,380
Total Non-Current Liabilities	$-	$182,380	$182,380

Commitments and Contingencies

Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023	$20,457,011	$-	$20,457,011

Stockholders’ Equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2023	-	-	-
Common stock, $0.0001 par value; 50,000,000 shares authorized; 16,223,301 and 10,000 issued and outstanding as of December 31, 2023	-	1	1
Class A common stock, $0.0001 par value; 50,000,000 shares authorized; 0 and 473,750 issued and outstanding as of December 31, 2023	47	-	47
Class B common stock, $0.0001 par value; 50,000,000 shares authorized; 0 and 2,156,250 issued and outstanding as of December 31, 2023	216	-	216
Additional paid in capital	-	9	9
Accumulated other comprehensive loss	-	(197,041)	(197,041)
Accumulated deficit	(1,984,319)	(781,084)	(2,765,403)
Total Stockholders’ Equity	$(1,984,056)	$(978,115)	$(2,962,171)
Non-controlling interests	-	8,666	8,666
Total Stockholders’ Deficit	(1,984,056)	(969,449)	(2,953,505)

TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$21,727,166	$1,983,518	$23,710,684